CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
VOYAGE REVENUES (Note 3):	$ 190,770	$ 144,020	$ 369,669	$ 291,064
EXPENSES:
Voyage expenses	35,412	35,191	68,120	66,755
Charter hire expense	5,421	2,698	10,561	5,367
Vessel operating expenses	42,705	46,072	88,194	89,396
Depreciation and amortization	34,503	34,260	69,331	69,543
General and administrative expenses	7,665	6,797	15,269	13,233
Loss on sale of vessels (Note 4)	4,688	0	3,050	0
Impairment charges (Note 4)	13,450	0	13,450	0
Total expenses	143,844	125,018	267,975	244,294
Operating income	46,926	19,002	101,694	46,770
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(13,881)	(21,262)	(47,474)	(38,855)
Interest income	120	1,773	511	2,547
Other, net	108	(2)	517	(31)
Total other expenses, net	(13,653)	(19,491)	(46,446)	(36,339)
Net income (loss)	33,273	(489)	55,248	10,431
Less: Net (income) loss attributable to the non-controlling interest	(1,794)	794	(2,545)	1,106
Net income attributable to Tsakos Energy Navigation Limited	31,479	305	52,703	11,537
Effect of preferred dividends	(9,422)	(10,204)	(19,064)	(20,408)
Undistributed income to Series G participants	(1,653)	0	(2,219)	0
Deemed dividend on Series B Preferred Shares	0	(2,750)	0	(2,750)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 20,404	$ (12,649)	$ 31,420	$ (11,621)
Earnings (loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 1.07	$ (0.72)	$ 1.64	$ (0.66)
Weighted average number of shares, basic and diluted	19,087,556	17,550,394	19,105,159	17,535,743